Columbia Global Value Fund
Third Quarter Report
November 30, 2024 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Global Value Fund, November 30, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 96.3%
Issuer	Shares	Value ($)
Australia 2.0%
Northern Star Resources Ltd.	1,479,351	16,963,164
Canada 1.5%
Cameco Corp.(a)	207,821	12,354,958
Finland 0.7%
UPM-Kymmene OYJ	219,534	5,775,314
France 3.5%
AXA SA	357,112	12,446,384
BNP Paribas SA	198,227	11,849,171
Societe Generale SA	195,498	5,183,136
Total		29,478,691
Greece 0.6%
National Bank of Greece SA	727,944	5,138,884
Hong Kong 1.2%
WH Group Ltd.	12,771,593	10,180,966
Japan 7.8%
Daiwabo Holdings Co., Ltd.	630,900	12,919,439
Macnica Holdings, Inc.	573,300	6,747,369
Mitsubishi UFJ Financial Group, Inc.	837,700	9,998,716
ORIX Corp.	522,601	11,763,845
Sankyo Co., Ltd.	1,004,500	14,265,647
Shimamura Co., Ltd.	174,400	9,899,445
Total		65,594,461
Netherlands 3.1%
ING Groep NV	478,251	7,382,939
Shell PLC	593,855	19,084,765
Total		26,467,704
Russian Federation —%
Lukoil PJSC(b),(c),(d),(e)	48,225	—
Singapore 1.1%
Venture Corp., Ltd.	989,900	9,515,564
South Korea 0.8%
Youngone Corp.	242,344	7,142,400
Switzerland 1.7%
TE Connectivity PLC	95,420	14,419,870
Common Stocks (continued)
Issuer	Shares	Value ($)
United Kingdom 6.5%
BP PLC, ADR	270,401	7,925,453
BT Group PLC	3,420,543	6,937,358
DCC PLC	123,958	9,039,873
Just Group PLC	2,769,366	5,046,196
TP Icap Group PLC	3,298,625	11,018,006
Vodafone Group PLC	8,412,508	7,590,119
WPP PLC	642,081	7,023,124
Total		54,580,129
United States 65.8%
Alphabet, Inc., Class C	63,976	10,907,268
Ameren Corp.	164,740	15,549,809
Bank of America Corp.	539,610	25,636,871
Blackrock, Inc.	19,835	20,287,238
Boston Scientific Corp.(f)	141,145	12,796,206
Broadcom, Inc.	46,082	7,468,971
Citigroup, Inc.	290,294	20,573,136
Dell Technologies, Inc.	69,107	8,817,362
Diversified Energy Co. PLC	299,499	4,876,692
DTE Energy Co.	119,054	14,974,612
Eaton Corp. PLC	40,392	15,163,965
Eli Lilly & Co.	11,457	9,112,325
EOG Resources, Inc.	99,266	13,228,187
Equinix, Inc.	17,601	17,275,029
Exxon Mobil Corp.	207,678	24,497,697
General Dynamics Corp.	46,765	13,281,728
General Motors Co.	258,606	14,375,907
Hartford Financial Services Group, Inc. (The)	111,150	13,705,906
Healthpeak Properties, Inc.	449,145	9,876,698
Hilton Worldwide Holdings, Inc.	46,374	11,753,027
Honeywell International, Inc.	71,453	16,643,547
Jazz Pharmaceuticals PLC(f)	87,647	10,656,999
Marsh & McLennan Companies, Inc.	69,938	16,311,640
MasterCard, Inc., Class A	29,484	15,713,203
Merck & Co., Inc.	131,621	13,377,958
Mondelez International, Inc., Class A	203,708	13,230,835
MP Materials Corp.(f)	203,263	4,282,751

Columbia Global Value Fund  | 2024

Portfolio of Investments  (continued)
Columbia Global Value Fund, November 30, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Parker-Hannifin Corp.	25,123	17,658,957
Primo Brands Corp., Class A	409,708	11,684,872
Procter & Gamble Co. (The)	120,291	21,563,365
Prologis, Inc.	97,814	11,422,719
Republic Services, Inc.	70,636	15,419,839
Thermo Fisher Scientific, Inc.	26,523	14,047,376
TJX Companies, Inc. (The)	131,461	16,523,333
Union Pacific Corp.	69,468	16,996,041
UnitedHealth Group, Inc.	43,289	26,414,948
Valero Energy Corp.	30,003	4,172,817
Vertex Pharmaceuticals, Inc.(f)	12,166	5,695,270
Walmart, Inc.	198,754	18,384,745
Total		554,359,849
Total Common Stocks (Cost $658,909,275)		811,971,954

Exchange-Traded Equity Funds 3.0%
	Shares	Value ($)
United States 3.0%
iShares Russell 1000 Value ETF	128,012	25,575,517
Total Exchange-Traded Equity Funds (Cost $24,585,219)		25,575,517

Money Market Funds 0.5%

Columbia Short-Term Cash Fund, 4.802%(g),(h)	3,948,380	3,947,591
Total Money Market Funds (Cost $3,947,317)		3,947,591
Total Investments in Securities (Cost $687,441,811)		841,495,062
Other Assets & Liabilities, Net		1,342,628
Net Assets		$842,837,690
At November 30, 2024, securities and/or cash totaling $6,216,250 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
6,122,000 EUR	6,447,048 USD	Barclays	12/02/2024	—	(22,376)
92,008,000 NOK	8,410,007 USD	Barclays	12/02/2024	76,666	—
8,962,193 USD	13,506,000 AUD	Barclays	12/02/2024	—	(152,904)
1,328,000 GBP	1,683,491 USD	Barclays	01/16/2025	—	(6,166)
11,609,245 USD	11,001,000 EUR	Barclays	01/16/2025	39,516	—
18,953,000 CAD	13,653,210 USD	Citi	12/02/2024	115,836	—
10,067,000 GBP	13,199,347 USD	Citi	12/02/2024	389,593	—
12,414,457 USD	19,953,000 NZD	Citi	12/02/2024	—	(597,293)
6,655,261 USD	9,278,000 CAD	Citi	01/16/2025	—	(16,752)
2,773,649,000 JPY	19,044,581 USD	HSBC	12/02/2024	506,006	—
4,257,000 NZD	2,501,732 USD	HSBC	12/02/2024	—	(19,476)
25,768,000 SGD	19,929,927 USD	HSBC	12/02/2024	690,025	—
22,111,882 USD	3,405,064,000 JPY	HSBC	12/02/2024	646,959	—
3,252,695 USD	5,425,000 NZD	HSBC	12/02/2024	—	(39,739)
7,620,715 USD	84,026,000 SEK	HSBC	12/02/2024	89,472	—
15,921,327 USD	20,966,000 SGD	HSBC	12/02/2024	—	(266,881)
3,459,596,000 JPY	22,598,741 USD	HSBC	01/16/2025	—	(668,316)
91,190,000 SEK	8,292,412 USD	HSBC	01/16/2025	—	(98,235)
10,092,388 USD	13,491,000 SGD	HSBC	01/16/2025	1,571	—
372,513,000 JPY	2,501,978 USD	JPMorgan	12/02/2024	12,168	—
1,669,467 USD	1,285,000 GBP	JPMorgan	12/02/2024	—	(34,369)
21,609,000 AUD	14,092,865 USD	Morgan Stanley	12/02/2024	—	(1,606)
16,511,441,000 KRW	12,383,426 USD	Morgan Stanley	12/02/2024	547,692	—
4,175,000 NZD	2,518,043 USD	Morgan Stanley	12/02/2024	45,399	—
198,990,000 SEK	18,905,246 USD	Morgan Stanley	12/02/2024	646,016	—
1,672,980 USD	2,578,000 AUD	Morgan Stanley	12/02/2024	8,520	—
Columbia Global Value Fund  | 2024

Portfolio of Investments  (continued)
Columbia Global Value Fund, November 30, 2024 (Unaudited)
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
11,836,158 USD	16,511,441,000 KRW	Morgan Stanley	12/02/2024	—	(424)
10,897,010 USD	114,964,000 SEK	Morgan Stanley	12/02/2024	—	(347,967)
11,377,000 NZD	6,712,999 USD	Morgan Stanley	01/16/2025	—	(28,829)
7,506,963 USD	11,505,000 AUD	Morgan Stanley	01/16/2025	—	(326)
13,852,000 AUD	9,213,686 USD	State Street	12/02/2024	178,719	—
12,782,816 USD	10,101,000 GBP	State Street	12/02/2024	70,202	—
7,148,000 EUR	7,568,946 USD	State Street	01/16/2025	57	—
11,155,000 GBP	14,114,979 USD	State Street	01/16/2025	—	(77,884)
258,902,000 JPY	1,667,574 USD	UBS	12/02/2024	—	(62,881)
10,003,040 USD	9,107,000 EUR	UBS	12/02/2024	—	(379,218)
22,280,544 USD	239,262,000 NOK	UBS	12/02/2024	—	(610,126)
5,054,369 USD	6,791,000 SGD	UBS	12/02/2024	16,190	—
25,581,000 SGD	19,075,351 USD	UBS	01/16/2025	—	(64,339)
6,880,000 CAD	4,980,407 USD	Wells Fargo	12/02/2024	66,297	—
2,985,000 EUR	3,265,398 USD	Wells Fargo	12/02/2024	110,999	—
1,319,000 GBP	1,675,936 USD	Wells Fargo	12/02/2024	—	(2,426)
147,254,000 NOK	13,343,482 USD	Wells Fargo	12/02/2024	6,405	—
16,946,000 NZD	9,968,061 USD	Wells Fargo	12/02/2024	—	(68,208)
5,353,000 SGD	4,075,882 USD	Wells Fargo	12/02/2024	79,018	—
13,288,068 USD	19,377,000 AUD	Wells Fargo	12/02/2024	—	(649,420)
19,109,157 USD	25,833,000 CAD	Wells Fargo	12/02/2024	—	(657,673)
2,506,170 USD	3,364,000 SGD	Wells Fargo	12/02/2024	5,590	—
2,355,000 CAD	1,681,235 USD	Wells Fargo	01/16/2025	—	(3,793)
14,136,461 USD	155,981,000 NOK	Wells Fargo	01/16/2025	—	(7,611)
12,479,015 USD	21,201,000 NZD	Wells Fargo	01/16/2025	84,359	—
4,208,876 USD	45,773,000 SEK	Wells Fargo	01/16/2025	2,826	—
Total				4,436,101	(4,885,238)

Call option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
Cameco Corp.	Morgan Stanley	USD	(3,085,455)	(519)	70.00	12/20/2024	(16,853)	(11,937)
Cameco Corp.	Morgan Stanley	USD	(3,085,455)	(519)	65.00	12/20/2024	(38,812)	(38,406)
Total							(55,665)	(50,343)
Notes to Portfolio of Investments
(a)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(b)
Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At November 30, 2024, the total value of these securities amounted to $0, which represents less than 0.01% of total net assets.

(c)
Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The Fund will not incur any registration costs upon such a trade. These securities are valued at fair value determined in good faith under consistently applied procedures approved by the Fund’s Board of Trustees. At November 30, 2024, the total market value of these securities amounted to $0, which represents less than 0.01% of total net assets. Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost ($)	Value ($)
Lukoil PJSC	01/27/2022	48,225	4,239,605	—

(d)
As a result of sanctions and restricted cross-border payments, certain income and/or principal has not been recognized by the Fund. The Fund will continue to monitor the net realizable value and record the income when it is considered collectible.

(e)	Valuation based on significant unobservable inputs.
(f)	Non-income producing investment.
(g)	The rate shown is the seven-day current annualized yield at November 30, 2024.

Columbia Global Value Fund  | 2024

Portfolio of Investments  (continued)
Columbia Global Value Fund, November 30, 2024 (Unaudited)
Notes to Portfolio of Investments (continued)
(h)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended November 30, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.802%
	3,968,862	75,343,283	(75,364,814)	260	3,947,591	(1,476)	229,001	3,948,380
Abbreviation Legend
ADR	American Depositary Receipt
Currency Legend
AUD	Australian Dollar
CAD	Canada Dollar
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
KRW	South Korean Won
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Global Value Fund  | 2024

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT145_02_R01_(01/25)